EARNINGS PER SHARE (Details) (USD $) In Millions, unless otherwise specified	0 Months Ended	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders Equity Number Of Shares Par Value And Other Disclosures Abstract
Anti-dilutive securities excluded from computation of earnings per share, amount	16
Net Income And Weighted Average Number Of Shares Used In Computation Of Basic And Diluted Earnings Per Share [Abstract]
Net income attributable to Teva		$ 2,759	$ 3,331	$ 2,000
Interest expense on convertible senior debentures, and issuance costs, net of tax benefits		0	44	1
Net income used for the computation of diluted earnings per share		$ 2,759	$ 3,375	$ 2,001
Weighted average number of shares used in the computation of basic earnings per share		890	896	872
Additional shares from the assumed exercise of employee stock options and unvested RSU's		2	6	7
Weighted average number of additional shares issued upon the assumed conversion of convertible senior debentures		1	19	17
Weighted average number of shares used in the computation of diluted earnings per share		893	921	896
Ordinary And Special Shares Outstanding [Abstract]
Ordinary shares - issued	923	942	937	923
Special shares - exchangeable into ordinary shares	5	5	5	5
Total ordinary and special shares issued	928	947	942	928
Treasury, shares	38	59	40	38
Total ordinary and special shares outstanding	890	888	902	890